Share capital and reserves - Founder Preferred Shares Annual Dividend Amount and Warrant Redemption Amount (Details)			12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018	Dec. 31, 2020 vote $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 € / shares
Disclosure of classes of share capital [line items]
Preferred stocks issued (in shares)			1,500,000
Number of votes per Founder Preferred Share | vote			1
Preference shares, dividend payment terms, weighted average share price, minimum term required				10 days
Preferred stock, conversion terms, weighted average share price (in dollars per share) | (per share)				$ 11.50	€ 11.50
Percentage increase in dividend price	20.00%	20.00%	20.00%
Preference shares, conversion ratio				1
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 10.00		$ 10.00
Founder entities
Disclosure of classes of share capital [line items]
Preferred stocks issued (in shares)			750,000